Net gains on investments (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jul. 01, 2025	Dec. 31, 2025	Dec. 31, 2027	Dec. 31, 2025	Dec. 31, 2024	Oct. 01, 2025
Subsidiaries
Disclosure of analysis of single amount of discontinued operations [line items]
Gain recognised on disposal of assets or disposal groups constituting discontinued operation					$ 69
Home Security and Monitored Alarm Assets | Assets and liabilities classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Total proceeds from sale of operations		$ 170		$ 170		$ 170
Proceeds from sale of operations		$ 65		65
Gain recognised on disposal of assets or disposal groups constituting discontinued operation				57
Home Security and Monitored Alarm Assets | Assets and liabilities classified as held for sale | Forecast
Disclosure of analysis of single amount of discontinued operations [line items]
Additional proceeds from disposal of non-current assets to be received upon contingent consideration			$ 25
Home Security and Monitored Alarm Assets | Assets and liabilities classified as held for sale | Forecast | Top of range
Disclosure of analysis of single amount of discontinued operations [line items]
Additional proceeds from disposal of non-current assets to be received upon contingent consideration			$ 80
MSLE
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of operations				4,700
Gain recognised on disposal of assets or disposal groups constituting discontinued operation				5,200
Income tax liability	$ 542			$ 542